BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—91.3%
Austria—0.5%
Erste Group Bank AG	1,695	$52,921
Raiffeisen Bank International AG	4,738	63,015
		115,936
Brazil—6.5%
Banco do Brasil SA*	67,100	516,040
Cia de Locacao das Americas	47,400	253,629
Cielo SA	323,800	267,758
Eletromidia SA*	129,376	413,781
Sendas Distribuidora SA	16,100	53,118
		1,504,326
Canada—0.8%
Parex Resources, Inc.	8,401	186,040
Chile—1.0%
Banco Santander Chile - ADR	11,633	231,380
China—22.7%
Agricultural Bank of China Ltd., Class H	136,000	51,789
Alibaba Group Holding Ltd.*	18,900	226,993
Alibaba Group Holding Ltd. - SP ADR*	621	59,647
Bank of Chengdu Co., Ltd., Class A	210,800	483,781
Chacha Food Co., Ltd., Class A	13,500	112,137
Chengdu Wintrue Holding Co., Ltd., Class A	26,300	60,823
China Construction Bank Corp., Class H	69,000	51,151
China State Construction Engineering Corp., Ltd., Class A	392,900	324,933
Fufeng Group Ltd.	356,000	166,863
Greentown China Holdings Ltd.	42,000	72,718
Hangzhou Tigermed Consulting Co., Ltd., Class H	20,600	198,608
Huafu Fashion Co., Ltd., Class A	99,600	55,252
Industrial & Commercial Bank of China Ltd., Class H	86,000	51,499
JD.com, Inc., Class A	305	8,561
JD.com, Inc. - ADR	1,063	59,656
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	236,500	257,553
Kweichow Moutai Co., Ltd., Class A	800	216,232
NetEase, Inc. - ADR	6,936	719,471
Pharmaron Beijing Co., Ltd., Class H	12,500	150,750
Rianlon Corp., Class A	24,100	167,330
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	137,800	202,661
Shanghai International Port Group Co., Ltd., Class A	206,900	193,795
Tangshan Port Group Co., Ltd., Class A	549,700	224,377
Tencent Holdings Ltd.	4,200	192,017
Xiamen Xiangyu Co., Ltd., Class A	170,900	245,484
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., Class H	308,000	455,497
YTO Express Group Co., Ltd., Class A	19,800	60,461
Yunnan Botanee Bio-Technology Group Co., Ltd., Class A	5,900	167,429
		5,237,468
France—2.1%
TotalEnergies SE	7,983	472,458
Greece—0.4%
JUMBO SA	5,689	94,557
Hong Kong—2.5%
Texhong Textile Group Ltd.	97,500	105,195
WH Group Ltd.	621,000	474,859
		580,054
India—5.6%
Bharti Airtel Ltd.*	53,017	476,580
Bharti Airtel Ltd.*	1,797	7,654
Hindustan Petroleum Corp., Ltd.	12,073	35,369
Jindal Stainless Ltd.*	24,587	35,416
Power Grid Corp. of India Ltd.	18,230	54,447
Reliance Industries Ltd.	1,638	55,182
Reliance Industries Ltd. - SP GDR	5,185	351,647
Vardhman Textiles Ltd.	74,522	273,158
		1,289,453
Indonesia—3.3%
Astra Agro Lestari Tbk PT	214,700	176,725
Bank Mandiri Persero Tbk PT	618,100	360,616
Indofood Sukses Makmur Tbk PT	65,600	29,647
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,888,200	132,087
Telkom Indonesia Persero Tbk PT - ADR	1,747	51,292
		750,367
Israel—0.2%
Mizrahi Tefahot Bank Ltd.	1,384	45,531
Malaysia—3.1%
IOI Corp. Bhd	107,000	105,082
Petronas Chemicals Group Bhd	146,200	342,333
RHB Bank Bhd	198,600	275,138
		722,553
Mexico—4.5%
Alpek SAB de CV	127,500	168,765
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	3,470	200,427
Grupo Aeroportuario del Pacifico SAB de CV - ADR	3,122	469,486
Grupo Comercial Chedraui SA de CV	71,700	199,356
		1,038,034
Russia—0.1%
Fix Price Group Ltd. - GDR	5,934	7,239
HeadHunter Group PLC - ADR	3,106	14,319
Magnit PJSC - SP GDR	14,975	300
Sberbank of Russia PJSC - SP ADR	9,522	571
		22,429
Singapore—2.9%
DBS Group Holdings Ltd.	15,056	339,440
Golden Agri-Resources Ltd.	1,170,100	242,750
United Overseas Bank Ltd.	4,200	90,005
		672,195
South Africa—2.9%
Airtel Africa PLC	94,468	183,199
Pick n Pay Stores Ltd.	13,249	46,589
Sappi Ltd.*	80,636	293,727
Shoprite Holdings Ltd.	9,831	135,330
		658,845
South Korea—12.9%
GS Holdings Corp.	8,941	326,828
Hana Financial Group, Inc.	2,356	94,224
JB Financial Group Co., Ltd.	52,760	381,459
JYP Entertainment Corp.	2,125	97,243
KB Financial Group, Inc.	790	38,610
KT Corp. - SP ADR	33,869	507,696
Osstem Implant Co., Ltd.	3,843	339,455
SK Hynix, Inc.	4,357	377,635
Woori Financial Group, Inc.	68,319	822,847
		2,985,997
Taiwan—12.6%
Accton Technology Corp.	11,000	87,050
ASE Technology Holding Co., Ltd.	33,000	117,491
Asia Vital Components Co., Ltd.	31,000	119,630
Compeq Manufacturing Co., Ltd.	108,000	174,983
Lotes Co., Ltd.	23,115	626,306
Nan Ya Plastics Corp.	31,000	90,678
Nanya Technology Corp.	308,000	702,919
Pegavision Corp.	8,000	120,738
SinoPac Financial Holdings Co., Ltd.	361,000	224,626
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	226,931
Tripod Technology Corp.	27,000	107,768
Wiwynn Corp.	10,000	315,043
		2,914,163
Thailand—5.4%
AP Thailand PCL - NVDR	1,150,700	376,538
Indorama Ventures PCL	52,800	75,990
Kiatnakin Phatra Bank PCL - NVDR	194,200	408,412
Supalai PCL - NVDR	445,600	265,638
Thanachart Capital PCL	94,500	110,462
		1,237,040
United States—1.3%
Micron Technology, Inc.	3,358	247,955
SMART Global Holdings, Inc.*	1,850	45,602
		293,557
TOTAL COMMON STOCKS
(Cost $20,859,419)		21,052,383
PREFERRED STOCKS—2.6%
Brazil—1.1%
Itau Unibanco Holding SA - SP ADR 2.119%	46,200	253,176
Chile—0.2%
Embotelladora Andina SA, Class B 18.457%	24,880	49,822
South Korea—1.3%
Samsung Electronics Co., Ltd. 2.369%	6,161	302,205
TOTAL PREFERRED STOCKS
(Cost $503,287)		605,203
EXCHANGE TRADED FUNDS—0.3%
Thailand—0.3%
Jasmine Broadband Internet Infrastructure Fund	236,600	75,709
TOTAL EXCHANGE TRADED FUNDS
(Cost $81,570)		75,709

SHORT-TERM INVESTMENTS—4.8%
U.S. Bank Money Market Deposit Account, 0.50%(a)	1,115,364	1,115,364
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,115,364)		1,115,364
TOTAL INVESTMENTS—99.0%
(Cost $22,559,640)		22,848,659
OTHER ASSETS IN EXCESS OF LIABILITIES—1.0%		225,416
NET ASSETS—100.0%		$23,074,075

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of May 31, 2022.

Contracts For Difference held by the Fund at May 31, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Bros Eastern Co., Ltd., Class A	Goldman Sachs	09/16/2025	0.83%	Monthly	230,800	$201,789	$2,888
Jiangsu Phoenix Publishing & Media Group Co., Ltd., Class A	Goldman Sachs	09/16/2025	0.83	Monthly	94,800	110,227	7,739
Meihua Holdings Group Co., Class A	Goldman Sachs	09/16/2025	0.83	Monthly	509,700	727,404	42,554
Netdragon Websoft Holdings Ltd.	Goldman Sachs	09/18/2025	0.19	Monthly	47,000	94,513	2,373
Zhejiang Entive Smart Kitchen Appliance Co., Ltd., Class A	Goldman Sachs	09/16/2025	0.83	Monthly	6,900	60,493	(1,885)
						1,194,426	53,669
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	09/18/2025	-0.59	Monthly	13,351	273,329	3,740
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	0.83	Monthly	117,900	42,444	(132,639)
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	09/16/2025	0.83	Monthly	5,354	141,184	3,993
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	11,000	212,231	15,953
Total Long						1,863,614	(55,284)
Net unrealized gain/(loss) on Contracts For Difference							$(55,284)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$115,936	$-	$115,936	$-
Brazil	1,504,326	1,504,326	-	-
Canada	186,040	186,040	-	-
Chile	231,380	231,380	-	-
China	5,237,468	1,041,435	4,196,033	-
France	472,458	-	472,458	-
Greece	94,557	-	94,557	-
Hong Kong	580,054	-	580,054	-
India	1,289,453	-	1,289,453	-
Indonesia	750,367	183,379	566,988	-
Israel	45,531	-	45,531	-
Malaysia	722,553	105,082	617,471	-
Mexico	1,038,034	1,038,034	-	-
Russia	22,429	-	22,429	-
Singapore	672,195	-	672,195	-
South Africa	658,845	46,589	612,256	-
South Korea	2,985,997	507,696	2,478,301	-
Taiwan	2,914,163	-	2,914,163	-
Thailand	1,237,040	186,452	1,050,588	-
United States	293,557	293,557	-	-
Preferred Stock
Brazil	253,176	253,176	-	-
Chile	49,822	49,822	-	-
South Korea	302,205	-	302,205	-
Exchange Traded Funds
Thailand	75,709	75,709	-	-
Short-Term Investments	1,115,364	1,115,364	-	-
Contracts For Difference
Equity Contracts	79,240	79,240	-	-
Total Assets	$22,927,899	$6,897,281	$16,030,618	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(134,524)	$(1,885)	$(132,639)	$-
Total Liabilities	$(134,524)	$(1,885)	$(132,639)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise  less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during   the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.